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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 3, 2005



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust IV (the "Trust") (File Nos. 2-54607 and 811-2594) on behalf of MFS(R) Government Money Market Fund, MFS(R) Mid Cap Growth Fund, MFS(R) Money Market Fund and MFS(R) Municipal Bond Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 41 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2004.

     Please call the undersigned at (617) 954-5047 or Martha Donovan at (617) 954-5842 with any questions you may have.

                                        Very truly yours,


                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn